CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,377,178
Changes from Financing Cash Flows	343,403
Foreign Exchange	(125)
Other	2,766
Ending balance	1,723,222
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,371,851
Changes from Financing Cash Flows	346,785
Other	2,672
Ending balance	1,721,308
Finance lease obligations
Changes in liabilities arising from financing activities
Beginning balance	5,327
Changes from Financing Cash Flows	(3,382)
Foreign Exchange	(125)
Other	94
Ending balance	$ 1,914